INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Investments in Nonconsolidated Affiliates

The following table summarizes the Company’s investments in nonconsolidated affiliates:

(In thousands)	ARN		All Others	Total
Balance at December 31, 2010	$342,785	$	14,966	$357,751
Cash advances (repayments)	-		(929)	(929)
Dispositions of investments, net	-		(6,316)	(6,316)
Equity in earnings	20,958		6,000	26,958
Foreign currency transaction adjustment	(153)		-	(153)
Foreign currency translation adjustment	(1,125)		290	(835)
Distributions received	(15,088)		(1,701)	(16,789)
Other	-		-	-

Balance at December 31, 2011	$347,377	$	12,310	$359,687
Cash advances (repayments)	(8,758)		3,082	(5,676)
Acquisitions of investments, net	-		2,704	2,704
Equity in earnings (loss)	18,621		(64)	18,557
Foreign currency transaction adjustment	(1,189)		-	(1,189)
Foreign currency translation adjustment	8,085		(10)	8,075
Distributions received	(11,074)		(642)	(11,716)
Other	-		470	470

Balance at December 31, 2012	$353,062	$	17,850	$370,912